LONG-TERM DEBT AND CREDIT FACILITIES (Details - Composition of debt) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Detailed Information About Borrowings Line Items
Notional amount	$ 11,842	$ 10,260
Long-term debt and credit facilities	10,090	9,148
Current portion of long-term debt	1,676	1,034
Unamortised Financing Fees	77	80	$ 59
Unamortised Premiums	1	2
Long-term debt and credit facilities	$ 11,766	$ 10,182	7,338
Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	4.50%	4.50%
Weighted Average Borrowings Term	6.4	7.4
Notional amount	$ 1,670	$ 1,562
Estimated fair value	1,754	1,677
Unamortised Financing Fees	$ 5	$ 6	5	$ 5
Credit facilities
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	2.60%	1.90%
Weighted Average Borrowings Term	4.5	4.5
Notional amount	$ 887	$ 673
Estimated fair value	$ 887	$ 673
Sudsidiary
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	6.50%	6.40%
Weighted Average Borrowings Term	9	9
Notional amount	$ 9,285	$ 8,025
Estimated fair value	9,838	8,520
Unamortised Financing Fees	$ 72	$ 74	$ 54	$ 66
Sudsidiary | Hydroelectric
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	6.30%	6.90%
Weighted Average Borrowings Term	8.8	7.8
Notional amount	$ 6,392	$ 6,249
Estimated fair value	$ 6,813	$ 6,600
Sudsidiary | Wind
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	5.80%	4.60%
Weighted Average Borrowings Term	9.7	13.1
Notional amount	$ 2,211	$ 1,735
Estimated fair value	$ 2,343	$ 1,879
Sudsidiary | Solar and Other
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	11.00%	8.90%
Weighted Average Borrowings Term	8.2	18.8
Notional amount	$ 682	$ 41
Estimated fair value	$ 682	$ 41
Series 3 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	5.30%	5.30%
Weighted Average Borrowings Term	0.8	1.8
Notional amount	$ 159	$ 149
Estimated fair value	$ 163	$ 158
Series 4 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	5.80%	5.80%
Weighted Average Borrowings Term	18.9	19.9
Notional amount	$ 119	$ 111
Estimated fair value	$ 144	$ 132
Series 7 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	5.10%	5.10%
Weighted Average Borrowings Term	2.8	3.8
Notional amount	$ 358	$ 334
Estimated fair value	$ 382	$ 368
Series 8 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	4.80%	4.80%
Weighted Average Borrowings Term	4.1	5.1
Notional amount	$ 318	$ 298
Estimated fair value	$ 344	$ 331
Series 9 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	3.80%	3.80%
Weighted Average Borrowings Term	7.4	8.4
Notional amount	$ 318	$ 298
Estimated fair value	$ 321	$ 308
Series 10 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings Line Items
Weighted Average Interest Rate	3.60%	3.60%
Weighted Average Borrowings Term	9	10
Notional amount	$ 398	$ 372
Estimated fair value	$ 400	$ 380